Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2060 Fund
June 30, 2022
Z60-NPRT1-0822
1.9884252.105
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	77,744	818,644
Fidelity Series Commodity Strategy Fund (a)	23,294	112,511
Fidelity Series Large Cap Growth Index Fund (a)	38,100	526,924
Fidelity Series Large Cap Stock Fund (a)	35,290	577,705
Fidelity Series Large Cap Value Index Fund (a)	82,102	1,106,732
Fidelity Series Small Cap Opportunities Fund (a)	24,353	275,190
Fidelity Series Value Discovery Fund (a)	28,259	412,016
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,066,298)		3,829,722

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	18,039	240,643
Fidelity Series Emerging Markets Fund (a)	13,983	115,222
Fidelity Series Emerging Markets Opportunities Fund (a)	63,417	1,037,509
Fidelity Series International Growth Fund (a)	36,172	506,047
Fidelity Series International Index Fund (a)	21,338	211,458
Fidelity Series International Small Cap Fund (a)	10,185	152,779
Fidelity Series International Value Fund (a)	52,001	498,690
Fidelity Series Overseas Fund (a)	48,331	505,054
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,446,311)		3,267,402

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	902	7,760
Fidelity Series Corporate Bond Fund (a)	7	66
Fidelity Series Emerging Markets Debt Fund (a)	1,448	10,541
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	436	3,616
Fidelity Series Floating Rate High Income Fund (a)	910	7,883
Fidelity Series Government Bond Index Fund (a)	10	92
Fidelity Series High Income Fund (a)	3	26
Fidelity Series International Credit Fund (a)	4	35
Fidelity Series Investment Grade Bond Fund (a)	8	86
Fidelity Series Investment Grade Securitized Fund (a)	9	88
Fidelity Series Long-Term Treasury Bond Index Fund (a)	79,700	530,799
Fidelity Series Real Estate Income Fund (a)	2,531	26,191
TOTAL BOND FUNDS (Cost $590,585)		587,183

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,103,194)	7,684,307
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	7,684,307

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	329	7,805	14	-	(1)	(359)	7,760
Fidelity Series Blue Chip Growth Fund	35,135	851,553	149	-	(50)	(67,845)	818,644
Fidelity Series Canada Fund	10,833	250,290	1,178	-	(58)	(19,244)	240,643
Fidelity Series Commodity Strategy Fund	4,920	125,566	3,091	-	(165)	(14,719)	112,511
Fidelity Series Corporate Bond Fund	366	4,943	5,222	6	(21)	-	66
Fidelity Series Emerging Markets Debt Fund	1,670	16,812	7,250	56	(314)	(377)	10,541
Fidelity Series Emerging Markets Debt Local Currency Fund	547	5,704	2,511	-	(89)	(35)	3,616
Fidelity Series Emerging Markets Fund	4,644	115,675	786	-	(240)	(4,071)	115,222
Fidelity Series Emerging Markets Opportunities Fund	42,527	1,037,781	845	-	(164)	(41,790)	1,037,509
Fidelity Series Floating Rate High Income Fund	327	7,828	20	26	-	(252)	7,883
Fidelity Series Government Bond Index Fund	530	7,774	8,250	5	34	4	92
Fidelity Series High Income Fund	1,990	9,416	11,337	25	(104)	61	26
Fidelity Series International Credit Fund	39	-	-	-	-	(4)	35
Fidelity Series International Growth Fund	21,662	511,032	1,619	-	(322)	(24,706)	506,047
Fidelity Series International Index Fund	9,201	214,964	615	-	(80)	(12,012)	211,458
Fidelity Series International Small Cap Fund	6,754	157,872	1,274	-	(471)	(10,102)	152,779
Fidelity Series International Value Fund	21,872	520,830	4,849	-	(712)	(38,451)	498,690
Fidelity Series Investment Grade Bond Fund	559	8,051	8,536	8	10	2	86
Fidelity Series Investment Grade Securitized Fund	380	5,256	5,578	4	28	2	88
Fidelity Series Large Cap Growth Index Fund	22,158	533,031	1,383	3,432	(253)	(26,629)	526,924
Fidelity Series Large Cap Stock Fund	24,697	592,946	597	-	(62)	(39,279)	577,705
Fidelity Series Large Cap Value Index Fund	47,316	1,126,971	3,200	-	(368)	(63,987)	1,106,732
Fidelity Series Long-Term Treasury Bond Index Fund	17,660	532,868	16,409	924	(3,163)	(157)	530,799
Fidelity Series Overseas Fund	21,778	514,373	1,346	-	(202)	(29,549)	505,054
Fidelity Series Real Estate Income Fund	1,071	26,384	270	84	(17)	(977)	26,191
Fidelity Series Small Cap Opportunities Fund	11,884	284,676	278	-	(68)	(21,024)	275,190
Fidelity Series Value Discovery Fund	17,481	413,910	2,605	-	(383)	(16,387)	412,016
	328,330	7,884,311	89,212	4,570	(7,235)	(431,887)	7,684,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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